PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property plant and equipment

The following table summarizes cost and accumulated depreciation as of May 31, 2021 and November 30, 2020, respectively (in thousands).

	May 31, 2021	November 30, 2020
Computer equipment and software	$259	$204
Furniture and fixtures	189	105
Leasehold improvements	229	144
Machinery and equipment	1,252	1,324
	1,929	1,777
Less: accumulated depreciation	742	557
Total	$1,187	$1,220

The following table summarizes cost and accumulated depreciation as of November 30, 2020 and 2019, respectively.

	November 30,
	2020	2019
Computer equipment and software	$203,829	$116,348
Furniture and fixtures	105,371	20,998
Leasehold improvements	143,503	26,471
Molds	1,324,167	507,347
	1,776,870	671,164
Less: accumulated depreciation	556,662	349,876
Total	$1,220,208	$321,288